The Dow Chemical Company Employees' Savings Plan Statement of Changes in Net Assets Available for Benefits - EBP002 [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 1,217
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	77
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	1,294
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	220
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	277
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	115
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	8
EBP, Change in Net Asset Available for Benefit, Increase	1,914
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	1,213
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1
EBP, Change in Net Asset Available for Benefit, Decrease	1,214
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	700
Employee Benefit Plan, Net Asset Available for Benefit, Beginning Balance	10,830
Employee Benefit Plan, Net Asset Available for Benefit, Ending Balance	$ 11,530